Shareholders' Equity	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 8 – SHAREHOLDERS' EQUITY

Description of the rights attached to the Shares in the Company:

The holders of shares of Common Stock vote together as one class on all matters as to which holders of Common Stock are entitled to vote. Except as otherwise required by applicable law and subject to the preferential rights of any outstanding preferred stock, all voting rights are vested in and exercised by the holders of Common Stock with each share of our Common Stock being entitled to one vote, including in all elections of directors. The Company does not have a classified board of directors (the "Board"). Subject to preferences that may be applicable to any outstanding preferred stock, the holders of Common Stock are entitled to receive ratably such dividends, if any, as may be declared from time to time by the Board out of legally available funds therefore. In the event of the Company's liquidation, dissolution or winding up, holders of the Common Stock are entitled to share ratably in all assets remaining after payment of liabilities, subject to prior liquidation rights of preferred stock, if any, then outstanding. The Common Stock has no cumulative voting rights and no preemptive or other rights to subscribe for shares of the Company. There are no redemption or sinking fund provisions applicable to the Common Stock. All shares of Common Stock currently outstanding are fully paid and non-assessable.

Transactions:

On June 1, 2018, the Company granted an aggregate of 200,000 shares of common stock to a consultant at a value of $3.00 per share of common stock in exchange for consulting services. The stock will be issued to the consultant over a 3-year vesting period. On June 1, 2019 the Company issued to the consultant the first tranche of 66,667 shares of common stock. During the year ended December 31, 2020 the Company recorded compensation expenses in regard to such offering in the amount of $108.

Refer to notes 1 above regarding shares issued during 2020.